Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of intangible assets
(1)	Intangible assets as of December 31, 2021 and 2020 are as follows:

(In millions of won)	December 31, 2021
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	￦	7,221,735	(4,476,046)	(186,000)	2,559,689
Land usage rights		48,318	(45,586)	—	2,732
Industrial rights		92,332	(36,342)	(36)	55,954
Development costs		34,393	(34,193)	—	200
Facility usage rights		156,062	(138,188)	—	17,874
Customer relations		507,581	(180,324)	—	327,257
Club memberships(*2)		113,300	—	(24,806)	88,494
Brands(*2)		—	—	—	—
Other(*3)		4,347,971	(3,524,002)	(6,400)	817,569

	￦	12,521,692	(8,434,681)	(217,242)	3,869,769

(In millions of won)	December 31, 2020
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	￦	6,210,882	(4,079,729)	(198,388)	1,932,765
Land usage rights		50,503	(45,783)	—	4,720
Industrial rights		116,889	(45,300)	(147)	71,442
Development costs		67,989	(54,771)	(3,854)	9,364
Facility usage rights		159,865	(137,985)	—	21,880
Customer relations		1,091,146	(171,283)	—	919,863
Club memberships(*2)		139,349	—	(32,484)	106,865
Brands(*2)		374,096	—	—	374,096
Other(*3)		4,604,077	(3,586,596)	(22,282)	995,199

	￦	12,814,796	(8,121,447)	(257,155)	4,436,194

(*1)
The Group was reassigned 800 MHz, 1.8 GHz and 2.1 GHz band of frequency license
s
from the Ministry of Science and Information and Communication Technology (“ICT”) in exchange for

~~￦~~

227,200 million,

~~￦~~

547,800 million and

~~￦~~

411,700 million, respectively, for the year ended December 31, 2021. The band of frequency was assigned to the Group at the date of initial lump sum payment and the annual payments in installment for the remaining balances are made in the next five years starting from the date of initial lump sum payment. For the year ended December 31, 2020, the Parent Company recognized an impairment loss of

~~￦~~

12,388 million for the portion of 800 MHz frequency usage rights used for 2G service as ICT approved the termination of 2G service. Meanwhile, for the year ended December 31, 2020, the Parent Company recognized an impairment loss of

~~￦~~

186,000 million for the 28GHz frequency usage rights as the carrying value exceeded the recoverable amount.

(*2)	Club memberships and Brands are classified as intangible assets with indefinite useful lives and are not amortized.

(*3)	Other intangible assets primarily consist of computer software and others.

Details of the changes in intangible assets
(3)	Research and development expenditures recognized as expense for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Research and development costs expensed as incurred(*)	￦	406,672	416,445	391,327

(*)	Includes amounts related to discontinued operations.

Intangible assets other than goodwill [Member]
Statement [LineItems]
Details of the changes in intangible assets
(2)	C hanges in intangible assets for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	2021
	Beginning balance		Acquisition	Disposal	Transfer	Amorti- zation (*1)	Reversal (Impairment) (*2)	Business Combina- tion(*3)	Spin-off	Ending balance
Frequency usage rights	￦	1,932,765	1,145,999	—	—	(519,075)	—	—	—	2,559,689
Land usage rights		4,720	175	(76)	—	(2,087)	—	—	—	2,732
Industrial rights		71,442	5,158	(8)	390	(6,377)	(36)	—	(14,615)	55,954
Development costs		9,364	1,279	(150)	—	(3,210)	—	—	(7,083)	200
Facility usage rights		21,880	1,690	(21)	328	(6,003)	—	—	—	17,874
Customer relations		919,863	4,854	(461)	—	(53,342)	—	4,705	(548,362)	327,257
Club memberships		106,865	6,518	(9,925)	—	—	653	—	(15,617)	88,494
Brands		374,096	—	—	—	—	—	—	(374,096)	—
Other		995,199	80,713	(4,580)	276,890	(421,213)	(111)	5,059	(114,388)	817,569

	￦	4,436,194	1,246,386	(15,221)	277,608	(1,011,307)	506	9,764	(1,074,161)	3,869,769

(*1)	Includes amounts related to discontinued operations.

(*2)
The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to

~~￦~~

147 million as impairment loss and

~~￦~~

653 million as reversal of impairment loss, respectively, for the year ended December 31, 2021.

(*3)	Includes assets from the acquisition of YLP Co., Ltd. and another company by T map Mobility Co., Ltd., and Rokmedia Co., Ltd. by One Store Co., Ltd.

(In millions of won)
	2020
	Beginning balance		Acquisition	Disposal	Transfer	Amortization (*1)	Impairment (*1,2)	Business Combination(*3)	Ending balance

Frequency usage rights	￦	2,647,501	—	—	—	(516,348)	(198,388)	—	1,932,765
Land usage rights		7,349	550	(100)	—	(3,079)	—	—	4,720
Industrial rights		66,824	1,836	(513)	8,281	(4,825)	(161)	—	71,442
Development costs		11,146	1,141	(294)	3,302	(4,644)	(1,287)	—	9,364
Facility usage rights		25,832	1,810	(3)	434	(6,193)	—	—	21,880
Customer relations		591,371	2,014	(1,604)	491	(52,849)	—	380,440	919,863
Club memberships		80,410	11,821	(35,432)	544	—	(323)	49,845	106,865
Brands(*4)		374,096	—	—	—	—	—	—	374,096
Other		1,061,563	112,011	(13,729)	272,433	(430,719)	(6,410)	50	995,199

	￦	4,866,092	131,183	(51,675)	285,485	(1,018,657)	(206,569)	430,335	4,436,194

(*1)	Includes amounts related to discontinued operations.

(*2)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to  ~~￦~~  206,569 million as impairment loss for the year ended December 31, 2020.

(*3)	Includes assets from the acquisition of Broadband Nowon Co., Ltd. and from the merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd., a subsidiary of the Parent Company.

(*4)	Brands are recognized in connection with the acquisition of Life & Security Holdings Co., Ltd.

Frequency usage rights [member]
Statement [LineItems]
Details of the changes in intangible assets
(4)	Details of frequency usage rights as of December 31, 2021 are as follows:

(In millions of won)
	Amount		Description	Commencement of amortization	Completion of amortization
800MHz license	￦	197,620	LTE service	Jul. 2021	Jun. 2026
1.8GHz license		520,100	LTE service	Dec. 2021	Dec. 2026
2.6GHz license		607,090	LTE service	Sept. 2016	Dec. 2026
2.1GHz license		390,882	W-CDMA and LTE service	Dec. 2021	Dec. 2026
3.5GHz license		833,034	5G service	Apr. 2019	Nov. 2028
28GHz license		10,963	5G service	Jan. 2021	Nov. 2023

	￦	2,559,689